Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2024		Jul. 31, 2023		Jul. 31, 2024		Jul. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						$ 6,611		$ 5,487
Provision for credit losses						3,031	[1]	2,172	[2]
Net write-offs						(2,558)		(1,771)
Other, including foreign currency adjustment						(239)		191
Provision for credit losses
Balance at end of period		$ 6,845		$ 6,079		6,845		6,079
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						6,372	[3]	5,348
Provision for credit losses
Balance at end of period		6,582	[4]	5,893	[5]	6,582	[4]	5,893	[5]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[6]					90		31
Provision for credit losses
Balance at end of period	[6]	48		53		48		53
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[7]					149		108
Provision for credit losses
Balance at end of period	[7]	215		133		215		133
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,188		981		1,084		899
Provision for credit losses						214	[1]	99	[2]
Net write-offs						(61)		(52)
Other, including foreign currency adjustment						(27)		63
Provision for credit losses
Remeasurement	[8]	86		41		224		91
Newly originated or purchased financial assets		12		9		32		25
Derecognition of financial assets and maturities		(9)		(6)		(23)		(17)
Changes in models and methodologies	[9]	(19)				(19)
Gross write-offs		(23)		(28)		(77)		(71)
Recoveries		6		6		16		19
Foreign exchange and other movements		(31)		6		(27)		63
Balance at end of period		1,210		1,009		1,210		1,009
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,084
Provision for credit losses
Balance at end of period		1,210		1,009		1,210		1,009
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,340		2,267		2,414		2,137
Provision for credit losses						1,427	[1]	907	[2]
Net write-offs						(1,375)		(844)
Other, including foreign currency adjustment						(94)		91
Provision for credit losses
Remeasurement	[8]	480		304		1,340		819
Newly originated or purchased financial assets		89		94		279		278
Derecognition of financial assets and maturities		(80)		(69)		(220)		(190)
Changes in models and methodologies	[9]	28				28
Gross write-offs		(551)		(381)		(1,591)		(1,023)
Recoveries		88		65		216		179
Foreign exchange and other movements		(22)		11		(94)		91
Balance at end of period		2,372		2,291		2,372		2,291
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						2,414
Provision for credit losses
Balance at end of period		2,372		2,291		2,372		2,291
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,239		1,135		1,237		1,083
Provision for credit losses						822	[1]	701	[2]
Net write-offs						(857)		(661)
Other, including foreign currency adjustment						(12)		53
Provision for credit losses
Remeasurement	[8]	274		282		814		662
Newly originated or purchased financial assets		31		55		111		146
Derecognition of financial assets and maturities		(28)		(39)		(86)		(107)
Changes in models and methodologies	[9]	(17)				(17)
Gross write-offs		(359)		(310)		(1,002)		(820)
Recoveries		55		50		145		159
Foreign exchange and other movements		(5)		3		(12)		53
Balance at end of period		1,190		1,176		1,190		1,176
Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,237
Provision for credit losses
Balance at end of period		1,190		1,176		1,190		1,176
Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		4,767		4,383		4,735		4,119
Provision for credit losses
Remeasurement	[8]	840		627		2,378		1,572
Newly originated or purchased financial assets		132		158		422		449
Derecognition of financial assets and maturities		(117)		(114)		(329)		(314)
Changes in models and methodologies	[9]	(8)				(8)
Gross write-offs		(933)		(719)		(2,670)		(1,914)
Recoveries		149		121		377		357
Foreign exchange and other movements		(58)		20		(133)		207
Balance at end of period		4,772		4,476		4,772		4,476
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,876		1,368
Provision for credit losses						568	[1]	465	[2]
Net write-offs						(265)		(214)
Other, including foreign currency adjustment						(106)		(16)
Provision for credit losses
Remeasurement	[8]	11		170		394		449
Newly originated or purchased financial assets		204		103		630		294
Derecognition of financial assets and maturities		(203)		(121)		(651)		(302)
Changes in models and methodologies	[9]	237				237
Gross write-offs		(93)		(81)		(313)		(258)
Recoveries		12		23		48		44
Foreign exchange and other movements		(41)		(26)		(106)		(14)
Balance at end of period including off-balance sheet exposures		2,025		1,550		2,025		1,550
Less: Allowance for credits losses on off-balance sheet exposures	[7]	(215)		(133)		(215)		(133)
Balance at end of period		2,073		1,603		2,073		1,603
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,898		1,482		1,786		1,337
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[7]	1,810		1,417		1,810		1,417
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,637
Provision for credit losses
Balance at end of period		1,810		1,417		1,810		1,417
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[3]					1,861
Provision for credit losses
Balance at end of period		1,646	[4]	1,723	[5]	1,646	[4]	1,723	[5]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		259		220		265		197
Provision for credit losses
Remeasurement	[8]	(86)		(50)		(194)		(123)
Newly originated or purchased financial assets		12		9		32		25
Derecognition of financial assets and maturities		(3)		(2)		(7)		(6)
Changes in models and methodologies	[9]	(22)				(22)
Transfer to (from)stage 1		59		50		164		134
Transfer to (from)stage 2		(9)		(10)		(30)		(25)
Foreign exchange and other movements		(9)		5		(7)		20
Balance at end of period		201		222		201		222
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						265
Provision for credit losses
Balance at end of period		201		222		201		222
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		626		677		647		665
Provision for credit losses
Remeasurement	[8]	(182)		(180)		(553)		(552)
Newly originated or purchased financial assets		89		94		279		278
Derecognition of financial assets and maturities		(26)		(24)		(73)		(66)
Changes in models and methodologies	[9]	(68)				(68)
Transfer to (from)stage 1		183		156		523		475
Transfer to (from)stage 2		(57)		(54)		(175)		(150)
Transfer to (from)stage 3		(4)		(3)		(11)		(7)
Foreign exchange and other movements		(8)		7		(16)		30
Balance at end of period		553		673		553		673
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						647
Provision for credit losses
Balance at end of period		553		673		553		673
Stage 1 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		357		425		414		436
Provision for credit losses
Remeasurement	[8]	(101)		(63)		(299)		(218)
Newly originated or purchased financial assets		31		55		111		146
Derecognition of financial assets and maturities		(13)		(16)		(39)		(50)
Changes in models and methodologies	[9]	(38)				(38)
Transfer to (from)stage 1		99		64		262		199
Transfer to (from)stage 2		(30)		(38)		(104)		(107)
Foreign exchange and other movements		(2)		3		(4)		24
Balance at end of period		303		430		303		430
Stage 1 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						414
Provision for credit losses
Balance at end of period		303		430		303		430
Stage 1 [member] | Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,242		1,322		1,326		1,298
Provision for credit losses
Remeasurement	[8]	(369)		(293)		(1,046)		(893)
Newly originated or purchased financial assets		132		158		422		449
Derecognition of financial assets and maturities		(42)		(42)		(119)		(122)
Changes in models and methodologies	[9]	(128)				(128)
Transfer to (from)stage 1		341		270		949		808
Transfer to (from)stage 2		(96)		(102)		(309)		(282)
Transfer to (from)stage 3		(4)		(3)		(11)		(7)
Foreign exchange and other movements		(19)		15		(27)		74
Balance at end of period		1,057		1,325		1,057		1,325
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	(146)		16		(195)		82
Newly originated or purchased financial assets		204		103		630		294
Derecognition of financial assets and maturities		(187)		(87)		(569)		(241)
Changes in models and methodologies	[9]	200				200
Transfer to (from)stage 1		37		18		114		60
Transfer to (from)stage 2		(21)		(14)		(73)		(31)
Foreign exchange and other movements		(2)		(4)		(4)		2
Balance at end of period including off-balance sheet exposures		738		488		738		488
Less: Allowance for credits losses on off-balance sheet exposures	[7]	(149)		(90)		(149)		(90)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		653		456		635		322
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[7]	589		398		589		398
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						535
Provision for credit losses
Balance at end of period		589		398		589		398
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[3]					2,630
Provision for credit losses
Balance at end of period		2,896	[4]	2,350	[5]	2,896	[4]	2,350	[5]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		349		306		321		296
Provision for credit losses
Remeasurement	[8]	89		21		155		38
Derecognition of financial assets and maturities		(6)		(4)		(16)		(11)
Changes in models and methodologies	[9]	3				3
Transfer to (from)stage 1		(44)		(38)		(124)		(101)
Transfer to (from)stage 2		51		38		148		108
Transfer to (from)stage 3		(20)		(18)		(62)		(44)
Foreign exchange and other movements		(6)		(1)		(9)		18
Balance at end of period		416		304		416		304
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						321
Provision for credit losses
Balance at end of period		416		304		416		304
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,058		982		1,103		921
Provision for credit losses
Remeasurement	[8]	284		229		759		695
Derecognition of financial assets and maturities		(54)		(45)		(147)		(124)
Changes in models and methodologies	[9]	96				96
Transfer to (from)stage 1		(178)		(153)		(512)		(465)
Transfer to (from)stage 2		90		77		259		212
Transfer to (from)stage 3		(128)		(103)		(381)		(285)
Foreign exchange and other movements		(8)		(1)		(17)		32
Balance at end of period		1,160		986		1,160		986
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						1,103
Provision for credit losses
Balance at end of period		1,160		986		1,160		986
Stage 2 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		882		710		823		647
Provision for credit losses
Remeasurement	[8]	161		152		503		413
Derecognition of financial assets and maturities		(15)		(23)		(47)		(57)
Changes in models and methodologies	[9]	21				21
Transfer to (from)stage 1		(99)		(64)		(262)		(199)
Transfer to (from)stage 2		30		38		104		107
Transfer to (from)stage 3		(95)		(65)		(244)		(188)
Foreign exchange and other movements		2		(2)		(11)		23
Balance at end of period		887		746		887		746
Stage 2 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						823
Provision for credit losses
Balance at end of period		887		746		887		746
Stage 2 [member] | Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,289		1,998		2,247		1,864
Provision for credit losses
Remeasurement	[8]	534		402		1,417		1,146
Derecognition of financial assets and maturities		(75)		(72)		(210)		(192)
Changes in models and methodologies	[9]	120				120
Transfer to (from)stage 1		(321)		(255)		(898)		(765)
Transfer to (from)stage 2		171		153		511		427
Transfer to (from)stage 3		(243)		(186)		(687)		(517)
Foreign exchange and other movements		(12)		(4)		(37)		73
Balance at end of period		2,463		2,036		2,463		2,036
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	13		43		155		72
Derecognition of financial assets and maturities		(12)		(20)		(74)		(35)
Changes in models and methodologies	[9]	37				37
Transfer to (from)stage 1		(37)		(18)		(114)		(60)
Transfer to (from)stage 2		22		16		76		38
Transfer to (from)stage 3		(4)		(2)		(12)		(4)
Foreign exchange and other movements		(3)		1		(8)		11
Balance at end of period including off-balance sheet exposures		463		342		463		342
Less: Allowance for credits losses on off-balance sheet exposures	[7]	(30)		(28)		(30)		(28)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		447		322		403		320
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[7]	433		314		433		314
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						383
Provision for credit losses
Balance at end of period		433		314		433		314
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[3]					1,881
Provision for credit losses
Balance at end of period		2,040	[4]	1,820	[5]	2,040	[4]	1,820	[5]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		580		455		498		406
Provision for credit losses
Remeasurement	[8]	83		70		263		176
Transfer to (from)stage 1		(15)		(12)		(40)		(33)
Transfer to (from)stage 2		(42)		(28)		(118)		(83)
Transfer to (from)stage 3		20		18		62		44
Gross write-offs		(23)		(28)		(77)		(71)
Recoveries		6		6		16		19
Foreign exchange and other movements		(16)		2		(11)		25
Balance at end of period		593		483		593		483
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						498
Provision for credit losses
Balance at end of period		593		483		593		483
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		656		608		664		551
Provision for credit losses
Remeasurement	[8]	378		255		1,134		676
Transfer to (from)stage 1		(5)		(3)		(11)		(10)
Transfer to (from)stage 2		(33)		(23)		(84)		(62)
Transfer to (from)stage 3		132		106		392		292
Gross write-offs		(551)		(381)		(1,591)		(1,023)
Recoveries		88		65		216		179
Foreign exchange and other movements		(6)		5		(61)		29
Balance at end of period		659		632		659		632
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						664
Provision for credit losses
Balance at end of period		659		632		659		632
Stage 3 [member] | Credit cards [member]
Provision for credit losses
Remeasurement	[8]	214		193		610		467
Transfer to (from)stage 3		95		65		244		188
Gross write-offs		(359)		(310)		(1,002)		(820)
Recoveries		55		50		145		159
Foreign exchange and other movements		(5)		2		3		6
Stage 3 [member] | Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,236		1,063		1,162		957
Provision for credit losses
Remeasurement	[8]	675		518		2,007		1,319
Transfer to (from)stage 1		(20)		(15)		(51)		(43)
Transfer to (from)stage 2		(75)		(51)		(202)		(145)
Transfer to (from)stage 3		247		189		698		524
Gross write-offs		(933)		(719)		(2,670)		(1,914)
Recoveries		149		121		377		357
Foreign exchange and other movements		(27)		9		(69)		60
Balance at end of period		1,252		1,115		1,252		1,115
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	144		111		434		295
Derecognition of financial assets and maturities		(4)		(14)		(8)		(26)
Transfer to (from)stage 2		(1)		(2)		(3)		(7)
Transfer to (from)stage 3		4		2		12		4
Gross write-offs		(93)		(81)		(313)		(258)
Recoveries		12		23		48		44
Foreign exchange and other movements		(36)		(23)		(94)		(27)
Balance at end of period including off-balance sheet exposures		824		720		824		720
Less: Allowance for credits losses on off-balance sheet exposures	[7]	(36)		(15)		(36)		(15)
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		798		704		748		695
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[7]	788		705		788		705
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period						719
Provision for credit losses
Balance at end of period		$ 788		$ 705		$ 788		$ 705

[1]	Excludes amounts associated with other assets and reversal of impairment losses of $(10). The provision for credit losses, net of these amounts, is $3,021.
[2]	Excludes amounts associated with other assets and reversal of impairment losses of $(6). The provision for credit losses, net of these amounts, is $2,166.
[3]	Excludes allowance for credit losses of $257 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[4]	Excludes allowance for credit losses of $278 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[5]	Excludes allowance for credit losses of $201 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[6]	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
[7]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[8]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions, changes in expert credit judgement overlays, and changes due to drawdowns of undrawn commitments.
[9]	Includes changes due to enhanced IFRS 9 models to reflect previously established expert credit judgement overlays that are now incorporated in the model.